STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Related party note					$ 180,000
Accrued interest	$ 941,440			$ 941,440	537,884
Number of warrants issued	320,000			320,000
Fair value of warrants	$ 278,400			$ 278,400
Stock-based compensation expense		$ 3,948,272	$ 7,036,800	$ 8,292,265	$ 316,033
Number of warrants issued		687,324		50,000	2,666,667
Warrants issued for severance		$ 254,013		$ 82,000
Value of warrants issued					$ 702,219
Senior secured promissory debentures
Accrued interest					$ 5,563
Number of warrants issued		213,637		110,227
Number of warrants issued to related party		213,637
Value of warrants issued		$ 2,350,000		$ 600,000
Additional debt discount		$ 175,859		$ 59,212
Related Party Convertible Debentures
Number of warrants issued				213,637
Value of warrants issued				$ 2,350,000
Additional debt discount				$ 165,682
Consultant [Member]
Number of warrants issued				300,000
Fair value of warrants	$ 492,000			$ 492,000
Options
Number of options issued		1,471,200		9,670,216
Stock price (in dollars per share)	$ 2.45	$ 2.71	$ 2.60	$ 2.45	$ 2.03
Price per option (in dollars per share)		$ 2.46		$ 2.03
Amount of total compensation cost related to nonvested awards not yet recognized	$ 11,610,922	$ 9,525,576		$ 11,610,922
Weighted average period over which expense is expected to be recognized		24 months 15 days		29 months 28 days
Private placement | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Number of shares for each investor	1
Number of warrants for each investor	1
Number of shares	1			1
Aggregate purchase price	$ 1.25			$ 1.25